EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Earnings and Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share
The table below illustrates the reconciliation of the earnings and number of shares used in our calculation of basic and diluted earnings per share.

(in millions, except per share amounts)	2017(1)	2016(2)	2015(3)
Computation of Basic Earnings Per Share
Net income	$235	$122	$127
Shares for basic earnings per share	27.1	27.9	31.5
Basic earnings per share	$8.70	$4.37	$4.04
Computation of Diluted Earnings Per Share
Net income	$235	$122	$127
Shares for basic earnings per share	27.1	27.9	31.5
Effect of dilutive shares outstanding
Employee stock options and SARs	0.4	0.3	0.5
Restricted stock units	0.2	0.2	0.2
Shares for diluted earnings per share	27.7	28.4	32.2
Diluted earnings per share	$8.49	$4.29	$3.95

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(1)
The computations of diluted earnings per share exclude approximately 238,000 shares of common stock, the maximum number of shares issuable as of December 31, 2017 upon the vesting of certain performance-based awards, because the performance conditions required to be met for the shares subject to such awards to vest were not achieved by the end of the reporting period.

(2)
The computations of diluted earnings per share exclude approximately 217,000 shares of common stock, the maximum number of shares issuable as of December 30, 2016 upon the vesting of certain performance-based awards, because the performance conditions required to be met for the shares subject to such awards to vest were not achieved by the end of the reporting period.

(3)
The computations of diluted earnings per share exclude approximately 136,000 shares of common stock, the maximum number of shares issuable as of January 1, 2016 upon the vesting of certain performance-based awards, because the performance conditions required to be met for the shares subject to such awards to vest were not achieved by the end of the reporting period.